Dividends on ordinary shares (Details) £ / shares in Units, £ in Millions, shares in Millions	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2021 GBP (£) shareBuyback £ / shares shares	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2021 GBP (£) shareBuyback £ / shares shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	May 05, 2021 £ / shares
Dividends recognised as distributions to owners of parent, relating to current year	£ 339	£ 0
Dividends paid, relating to prior years							£ 173	£ 0
Number of share buybacks | shareBuyback			2				2
Repurchase of shares							£ 1,275	£ 1,056	£ 2,668
Intention to initiate share buyback | Forecast
Repurchase of shares							£ 1,000
Ordinary shares
Dividends approved, per share (in GBP per share) | £ / shares			£ 0.04				£ 0.06
Par value per share (in GBP per share) | £ / shares			£ 0.25				£ 0.25			£ 0.25
Ordinary shares in issue (in shares) | shares			16,752				16,752
Repurchase of shares			£ 500	£ 700	£ 0	£ 0